Bank and Other Borrowings	12 Months Ended
Dec. 31, 2025
Bank and Other Borrowings [Abstract]
BANK AND OTHER BORROWINGS
17	BANK AND OTHER BORROWINGS

	December 31, 2024	December 31, 2025
	US$	US$
At beginning of the year	201,033	182,391
Disposal of controlling interest in subsidiaries	-	(191,270)
Payment	(23,989)	(9,673)
Currency alignment	5,347	18,552
At end of the year	182,391	-

	December 31, 2024	December 31, 2025
	US$	US$
Bank borrowings
- Current	26,239	-
- Non-current	21,936	-
	48,175	-

Other borrowings – current	134,216	-

Total borrowings	182,391	-

The Company borrowings is presented as :
Current	160,455	-
Non-current	21,936	-
	182,391	-

Notes:

(A)	Bank borrowings:

This is made up of the following loans:

Loan 1 :

A principal amount of RM 200,000 from a financial institution, which charged an interest rate at 3.50% (2024: 3.50%) per annum and repayable over 60 months in equal monthly instalments (principal and interest) of RM 3,639. The maturity date is June 2026.

During the financial year, the loan was derecognized following the disposal of the subsidiary to which the borrowing related. Accordingly, the outstanding loan balance was removed from the Group’s consolidated statement of financial position upon completion of the disposal.

Loan 2 :

A principal amount of RM 300,000 from a financial institution, which charged a fixed interest rate at 3.50% (2024: 3.50%) per annum and repayable over 60 months in equal monthly instalments (principal and interest) of RM 6,136. The maturity date is October 2026.

During the financial year, the loan was derecognized following the disposal of the subsidiary to which the borrowing related. Accordingly, the outstanding loan balance was removed from the Group’s consolidated statement of financial position upon completion of the disposal.

The bank borrowings of the Company are secured against:

a)	Guarantee in favour of the lender by Credit Guarantee Corporation (“CGC”) under the portfolio guarantee scheme for 70% of the approved limit;

b)	Corporate guarantee in favour of the lender by a company which Khoo Ter Kern @ Stanley Khoo, the director has interests;

c)	Assignment of single premium reducing term plan issued by Sun Life Malaysia Assurance Berhad under Khoo Ter Kern @ Stanley Khoo, a director of the Company, for the sum insured of not less than RM 150,000 to the lender; and

d)	Jointly and severally guaranteed in favour of the lender by Khoo Ter Kern @ Stanley Khoo, a director of the Company.

(B)	Other borrowings

This relates to redeemable preference shares issued by a subsidiary. The redeemable preference shares are liability in nature as the subsidiary has to redeem the shares at a particular date by paying agreed amount to the holder of the shares. Non-discretionary dividends paid on redeemable preference shares is recorded as expenses in income statement as any return paid towards liabilities is treated as an interest expense in the income statement.

The redeemable preference shares have a face value of RM 600,000 representing 600,000 shares at RM 1.00 each. It is redeemable at a fair value of RM 600,000.